Quarterly Financial Data - (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment of long lived assets		$ 17,900,000	$ 25,207,000	$ 0	$ 18,731,000
Gain on sale of business			(40,700,000)	0	0
Impairment of goodwill			12,333,000	0	12,129,000
Impairment of intangible assets	$ 7,300,000	$ 17,900,000	25,200,000	$ 0
Disposal Group, Disposed of by Sale, Not Discontinued Operations | SinglePlatform
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of business	(40,700,000)
Domain Name Intangible Assets
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment of long lived assets					$ 13,800,000
Impairment of goodwill	$ 12,300,000		$ 12,300,000